Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Summary of key management personnel

	2023	2022	2021
	£m	£m	£m
Salaries and other short-term employee benefits	6	7	6
Post-employment benefits	2	—	1
Share-based payments	2	5	3
	10	12	10